Impairment losses/(reversal) for Passenger Vehicle segment and other provisions - Summary of Impairment loss of the carrying value of non-current assets (Detail) - Passenger vehicle segment [member] - INR (₨)
₨ in Millions
	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment Charge	₨ (3,713.5)	₨ 4,454.8
Property, plant and equipment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment Charge	(1,881.3)	2,215.0
Right-of-use assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment Charge	(120.5)	144.3
Other intangible assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment Charge	₨ (1,711.7)	₨ 2,095.5